Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Schedule of Property and Equipment Estimated Useful Lives

Depreciation is calculated using the straight-line method based on the following estimated useful lives:

Depreciable land improvements	15 years
Building and recreational facilities	39 years
Properties improvements	5-7 years
Equipment, furniture and fixture	5-7 years

Depreciation is calculated using the straight-line method based on the following estimated useful lives:

Depreciable land improvements	15 years
Building and recreational facilities	39 years
Properties improvements	5-7 years
Equipment, furniture and fixture	5-7 years

Schedule of Segment Information

The following table presents summary information of the Company’s single segment for the three months and six months ended June 30, 2025 and 2024, respectively:

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2025	2024	2025	2024
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Measure of profit or loss

Revenue	602,232	648,537	1,930,603	2,202,172

Reconciliation to net (loss) income before taxes

Operating costs:
Golf operating costs (exclusive of depreciation and salaries and benefits shown separately below)	326,232	315,464	649,491	706,695
Cost of food and beverage sales (exclusive of depreciation and salaries and benefits shown separately below)	59,162	43,232	125,044	114,040
Cost of merchandise sales (exclusive of depreciation and salaries and benefits shown separately below)	12,671	9,968	35,969	34,084
Salaries and benefits	248,953	141,795	522,940	377,643
Depreciation	52,013	50,031	102,797	100,038
Other general and administration expenses*	329,704	182,822	567,828	484,337
	1,028,735	743,312	2,004,069	1,816,837

Other reconciliation items
Interest expense	-	(6,296)	(4,491)	(16,482)
Other income	83,724	9,825	145,719	29,267
Total other income, net	83,724	3,529	141,228	12,785

Net (loss) income before taxes	(342,779)	(91,246)	67,762	398,120

Income tax (benefits) expenses	(53,518)	(22,145)	90,811	137,837

Net (Loss) Income	(289,261)	(69,101)	(23,049)	260,283

	June 30,	December 31,
	2025	2024
	(Unaudited)	(Audited)
Other segment disclosures
Total Assets	12,663,194	5,211,893

*	Other general and administrative expenses included professional fees, insurance, rental expenses, bank and credit cards charges, travelling expenses, and office expenses and etc..